Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development claims receivable	$ 24,685	$ 23,678
Accounts receivable	121	0
Prepayments	12,337	8,713
VAT receivable	2,701	1,849
Lease and lease deposit receivable	32	68
Other assets	203	240
Grant income receivable	2	384
Other receivable	1,435	271
Deferred cost	1,494	1,073
Total prepaid expenses and other current assets	$ 43,010	$ 36,276